Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Oct. 01, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income		$ 8.3	$ (14.5)
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		1,884.0		$ 1,675.3
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		670.6		945.8
Foreign exchange contracts | Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		1,213.4		729.5
Foreign exchange contracts | Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		54.7		109.7
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		(4.3)	(6.4)
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		(3.7)	2.8
Foreign exchange contracts | Gain (loss) on derivative instruments | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments		19.6	(84.9)
Loss Portfolio Transfer | Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income				$ (14.5)
Loss Portfolio Transfer | Fair value of derivatives | Level 3 | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income		$ 8.3	$ 0.0